Additional Financial Information (Tables)	12 Months Ended
Dec. 31, 2017
Additional Financial Information
Consolidated Balance Sheets [Table Text Block]
	December 31,
Consolidated Balance Sheets	2017	2016
Current customer fulfillment costs (included in Other current assets)	$3,877	$3,398
Accounts payable and accrued liabilities:
Accounts payable	$24,439	$22,027
Accrued payroll and commissions	2,284	2,450
Current portion of employee benefit obligation	1,585	1,644
Accrued interest	2,661	2,023
Other	3,501	2,994
Total accounts payable and accrued liabilities	$34,470	$31,138

Consolidated Statements Of Income [Table Text Block]
Consolidated Statements of Income	2017	2016	2015
Advertising expense	$3,772	$3,768	$3,632
Interest expense incurred	$7,203	$5,802	$4,917
Capitalized interest	(903)	(892)	(797)
Total interest expense	$6,300	$4,910	$4,120

Consolidated Statements Of Cash Flows [Table Text Block]
Consolidated Statements of Cash Flows	2017	2016	2015
Cash paid during the year for:
Interest	$6,622	$5,696	$4,822
Income taxes, net of refunds	2,006	3,721	1,851